Subsequent Events (Details Narrative) - $ / shares			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 02, 2017	Apr. 19, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Apr. 25, 2015
Option exercise price (in dollars per share)			$ 3.00	$ 0.883	$ 0.835
Number of option granted				315,000	1,150,000
2015 Stock Incentive Plan [Member]
Maxium number of option to purchase		2,150,000				5,000,000
Description of vesting rights		Vesting on June 30, 2017, December 31, 2017, December 31, 2018 and December 31, 2019.
2015 Stock Incentive Plan [Member] | Subsequent Event [Member] | Stock Option Agreements [Member]
Description of vesting rights	175,000 of such options vested and having an exercise price of $3.00 per share and 175,000 of such options vesting on December 31, 2017 and having an exercise price of $4.00 per share.
Number of option granted	350,000
2015 Stock Incentive Plan [Member] | Maximum [Member]
Option exercise price (in dollars per share)		$ 5.00
2015 Stock Incentive Plan [Member] | Minimum [Member]
Option exercise price (in dollars per share)		$ 3.00